GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

The following table is a summary of the activity in goodwill by segment.

(in millions)	Americas	EMEA	APAC	Total
December 31, 2015	$2,144	$341	$202	$2,687
Additions	3	—	—	$3
Currency translation and other adjustments	(76)	(12)	(7)	$(95)
December 31, 2016	$2,071	$329	$195	$2,595
Additions	242	38	23	303
Currency translation and other adjustments	161	25	15	201
December 31, 2017	$2,474	$392	$233	$3,099

Other Intangible Assets, Net

The following table is a summary of the company’s other intangible assets.

(in millions)	Developed technology, including patents	Other amortized intangible assets	Indefinite-lived intangible assets	Total
December 31, 2017
Gross other intangible assets	$2,002	$435	$172	$2,609
Accumulated amortization	(1,010)	(225)	—	(1,235)
Other intangible assets, net	$992	$210	$172	$1,374
December 31, 2016
Gross other intangible assets	$1,690	$384	$57	$2,131
Accumulated amortization	(855)	(165)	—	(1,020)
Other intangible assets, net	$835	$219	$57	$1,111